............................
                                                  .        OMB APPROVAL      .
                                                  ............................
                                                  .OMB Number:      3235-0006.
                                                  .Expires:  October 31, 2000.
                                                  .Estimated average         .
                                                  .  burden hours per        .
                                                  .  response:...........24.7.
                                                  ............................










                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2000
                 Check here if Amendment [ ]; Amendment Number:
                                                               ------------

                        This Amendment (Check only one.):
                          [ ]is a restatement.
                          [ ]adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:

/S/ Brian S. Kriftcher
----------------------
[Signature]

New York, New York
----------------------
[City, State]

August 14, 2000
----------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         28

Form 13F Information Table Value Total:

         $ 432,332 (thousands)



--------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.
--------------------------------------------------------------------------------

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. If there are no entries in this list, state "NONE" and omit the column headings and list entries.

                  NONE



                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER  VOTING AUTHORITY

NAME OF ISSUER                   TITLE OF CLASS CUSIP      x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS  SOLE     SHARED  NONE
-----------------------------    -------------- ---------  -------- -------- --- ---- -------- --------- -------- ------  ----
ADECCO SA SPONS ADR              ADRS STOCKS    006754105  605      5702     SH       SOLE               5702      0       0
APPLIED MATERIALS INC COM        COMMON STOCK   038222105  720      7943     SH       SOLE               7943      0       0
BP AMOCO PLC SPONS ADR           ADRS STOCKS    055622104  7721     136500   SH       SOLE               136500    0       0
CENTRAL NEWSPAPERS INC           COMMON STOCK   154647101  5218     82500    SH       SOLE               82500     0       0
CHARLES SCHWAB CORP COM          COMMON STOCK   808513105  3301     98183    SH       SOLE               98183     0       0
CORNING INC COM                  COMMON STOCK   219350105  32073    118843   SH       SOLE               118843    0       0
EQUITY OFFICE PROPERTIES TRUST   REITS/RICS     294741103  4187     151910   SH       SOLE               151910    0       0
FLEXTRONICS INTL LTD USD SHS     COMMON STOCK   Y2573F102  5056     73609    SH       SOLE               73609     0       0
GEMSTAR INTL GROUP LTD COM       COMMON STOCK   G3788V106  1309     21300    SH       SOLE               21300     0       0
GENERAL MOTORS CLASS H COM       COMMON STOCK   370442832  23449    267220   SH       SOLE               267220    0       0
GENERAL MTRS CORP COM            COMMON STOCK   370442105  6365     109620   SH       SOLE               109620    0       0
GENTIVA HEALTH SERV INC COM      COMMON STOCK   37247A102  185      22855    SH       SOLE               22855     0       0
GLOBAL CROSSING LTD COM          COMMON STOCK   G3921A100  1912     72668    SH       SOLE               72668     0       0
INTL PAPER CO COM                COMMON STOCK   460146103  699      23432    SH       SOLE               23432     0       0
JDS UNIPHASE CORP COM STK        COMMON STOCK   46612J101  46128    384800   SH       SOLE               384800    0       0
LUCENT TECHNOLOGIES INC COM      COMMON STOCK   549463107  5105     86160    SH       SOLE               86160     0       0
MACK-CALI REALTY CORP REIT       REITS/RICS     554489104  670      26100    SH       SOLE               26100     0       0
MEDIAONE GROUP INC COM STK       COMMON STOCK   58440J104  187250   2810500  SH       SOLE               2810500   0       0
MEDQUIST INC COM                 COMMON STOCK   584949101  2424     71300    SH       SOLE               71300     0       0
MICROSOFT CORP COM               COMMON STOCK   594918104  8776     109700   SH       SOLE               109700    0       0
MOTOROLA INC COM                 COMMON STOCK   620076109  8414     289500   SH       SOLE               289500    0       0
PFIZER INC COM                   COMMON STOCK   717081103  21380    445417   SH       SOLE               445417    0       0
PHARMACIA CORPORATION            COMMON STOCK   71713U102  24047    465241   SH       SOLE               465241    0       0
PRENTISS PPTYS TR SH BEN INT     COMMON STOCK   740706106  600      25000    SH       SOLE               25000     0       0
SUMMIT TECHNOLOGY INC COM        COMMON STOCK   86627E101  944      50000    SH       SOLE               50000     0       0
TELEFONICA DE ARGENTINA S A      ADRS STOCKS    879378206  10192    321000   SH       SOLE               321000    0       0
VERIO INC COM STK                COMMON STOCK   923433106  11718    211200   SH       SOLE               211200    0       0
VIACOM INC CL B COM              COMMON STOCK   925524308  11884    174290   SH       SOLE               174290    0       0
REPORT SUMMARY                   28 DATA RECORDS           432332       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED